RELATED PARTIES TRANSACTIONS	9 Months Ended
Sep. 30, 2021
RELATED PARTIES TRANSACTIONS
NOTE 8. RELATED PARTIES TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a)	Compensation of Key Management Personnel

i)	The Company incurred management fees for services provided by key management personnel for the three and nine months ended September 30, 2021, and 2020, as described below.

	Three Months ended September 30, 2021	Three Months ended September 30, 2020	Nine Months ended September 30, 2021	Nine Months ended September 30, 2020

Management Fees	53,908	44,656	142,475	150,222

ii)

During the nine months ended September 30, 2021, the Company incurred consulting fees for services provided by a former director of the Company in the amount of $Nil (nine months ended September 30, 2020 - $1,831).